Investment Strategy - iShares S&P 500 Index Fund	Dec. 31, 2025
Investor A, Institutional
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund pursues its investment objective by seeking to replicate the total return performance of the S&P 500 Index, which is composed of approximately 500 selected common stocks, most of which are listed on the New York Stock Exchange (the “NYSE”). The S&P 500 Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares (i.e., they are weighted according to the public float which is the total market value of their outstanding shares readily available to the general marketplace for trading purposes). The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500 Index.
The Fund is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500 Index.
The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Portfolio.
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Class G
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund pursues its investment objective by seeking to replicate the total return performance of the S&P 500 Index, which is composed of approximately 500 selected common stocks, most of which are listed on the New York Stock Exchange (the “NYSE”). The S&P 500 Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares (i.e., they are weighted according to the public float which is the total market value of their outstanding shares readily available to the general marketplace for trading purposes). The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500 Index.
The Fund is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500 Index.
The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Portfolio.
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Class K
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund pursues its investment objective by seeking to replicate the total return performance of the S&P 500 Index, which is composed of approximately 500 selected common stocks, most of which are listed on the New York Stock Exchange (the “NYSE”). The S&P 500 Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares (i.e., they are weighted according to the public float which is the total market value of their outstanding shares readily available to the general marketplace for trading purposes). The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500 Index.
The Fund is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500 Index.
The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Portfolio.
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Investor P
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund pursues its investment objective by seeking to replicate the total return performance of the S&P 500 Index, which is composed of approximately 500 selected common stocks, most of which are listed on the New York Stock Exchange (the “NYSE”). The S&P 500 Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares (i.e., they are weighted according to the public float which is the total market value of their outstanding shares readily available to the general marketplace for trading purposes). The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500 Index.
The Fund is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500 Index.
The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Portfolio.
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Service
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund pursues its investment objective by seeking to replicate the total return performance of the S&P 500 Index, which is composed of approximately 500 selected common stocks, most of which are listed on the New York Stock Exchange (the “NYSE”). The S&P 500 Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares (i.e., they are weighted according to the public float which is the total market value of their outstanding shares readily available to the general marketplace for trading purposes). The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500 Index.
The Fund is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Fund’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500 Index.
The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Portfolio.
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.